Document and Entity Information	Dec. 05, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000833444
Document Type	8-K
Document Period End Date	Dec. 05, 2019
Entity Registrant Name	Johnson Controls International PLC
Entity Incorporation State Country Code	L2
Entity File Number	001-13836
Entity Tax Identification Number	98-0390500
Entity Address, Address Line One	One Albert Quay
Entity Address, City or Town	Cork
Entity Address, Country	IE
Entity Address, Postal Zip Code	T12 X8N6
City Area Code	353
Local Phone Number	21-423-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, Par Value $0.01
Trading Symbol	JCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false